PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2024	2023
Monitoring Devices	$102,005	$102,005
Machinery, Leasehold improvements and other equipment	1,383,380	1,338,433
Total Property and Equipment	1,485,385	1,440,438
Less: Accumulated depreciation	(608,703)	(466,232)
Property and equipment, net	$876,682	$974,206

Depreciation expense for monitoring devices held at customer sites was $51,002 and $14,145 for the years ended December 31, 2024 and 2023, respectively. Depreciation expense was $143,691 and $102,801 for the years ended December 31, 2024, and 2023, respectively, and it is recorded under Selling, General and Administrative Expenses.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023